Debt - Schedule of Outstanding Debt Instrument (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Long-term debt, gross	$ 2,466,356	$ 1,217,228
Less: debt discount	(366,227)	(25,180)
Total	2,100,129	1,192,048	$ 1,093,761
10% Fixed Convertible Promissory Note [Member]
Long-term debt, gross		152,500
Self-Amortization Promissory Notes [Member]
Long-term debt, gross	1,133,023
August 7, 2020 Self-Amortization Note [Member]
Long-term debt, gross	333,333
Related Party Note [Member]
Long-term debt, gross		64,728
Convertible Note Payable [Member]
Long-term debt, gross	$ 1,000,000	$ 1,000,000